Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Computation of weighted average shares used in the calculation of basic and dilutive earnings per share

	2012	2011	2010

Weighted average number of common shares used in computing basic net income per common share	7,502,496	7,593,969	7,593,969

Effect of ESOP shares	(130,829)	(126,573)	(108,596)

Adjusted weighted average number of common shares used in computing basic net income per common share	7,371,667	7,467,396	7,485,373

Effect of dilutive stock options	—	—	—

Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,371,667	7,467,396	7,485,373